UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21534
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                  AXP VARIABLE PORTFOLIO - SELECT SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:    12/31
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Date of reporting period:    9/30
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

                               PORTFOLIO HOLDINGS

                                       FOR

                  AXP(R) VARIABLE PORTFOLIO - CORE EQUITY FUND

                         (AXP(R) VP - CORE EQUITY FUND)

                                AT SEPT. 30, 2004

Investments in Securities

AXP VP-Core Equity Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.7%)
Issuer                                            Shares           Value(a)

Aerospace & defense (1.8%)
Empresa Brasileira
  de Aeronautica ADR                             114,600(c)      $3,025,440
Lockheed Martin                                   45,600          2,543,568
Northrop Grumman                                  62,400          3,327,792
Total                                                             8,896,800

Banks and savings & loans (3.7%)
Bank of America                                  234,200         10,147,886
Commerce Bancorp                                  48,300          2,666,160
Investors Financial Services                      49,900          2,251,987
US Bancorp                                        88,700          2,563,430
Wells Fargo & Co                                  20,200          1,204,526
Total                                                            18,833,989

Beverages & tobacco (5.7%)
Altria Group                                     119,300          5,611,872
Coca-Cola                                        243,000          9,732,150
PepsiCo                                          277,600         13,505,240
Total                                                            28,849,262

Broker dealers (2.0%)
JPMorgan Chase & Co                              192,400          7,644,052
Morgan Stanley                                    51,800          2,553,740
Total                                                            10,197,792

Building materials & construction (0.3%)
Masco                                             49,600          1,712,688

Cable (0.8%)
NTL                                               63,013(b)       3,911,217

Cellular telecommunications (2.4%)
Nextel Communications Cl A                       234,900(b)       5,600,016
Vodafone Group ADR                               275,500(c)       6,642,305
Total                                                            12,242,321

Chemicals (0.9%)
Dow Chemical                                     104,600          4,725,828

Computer hardware (3.9%)
Cisco Systems                                    299,000(b)       5,411,900
Dell                                             374,500(b)      13,332,200
Western Digital                                   98,400(b)         864,936
Total                                                            19,609,036

Computer software & services (3.9%)
Affiliated Computer
  Services Cl A                                   95,600(b)       5,322,052
Microsoft                                        404,400         11,181,660
Oracle                                           294,100(b)       3,317,448
Total                                                            19,821,160

Electronics (2.5%)
Analog Devices                                    90,100          3,494,078
Broadcom Cl A                                     31,300(b)         854,177
Intel                                            315,600          6,330,936
Texas Instruments                                 91,700          1,951,376
Total                                                            12,630,567

Energy (5.8%)
ChevronTexaco                                    155,000          8,314,200
ConocoPhillips                                    41,700          3,454,845
Exxon Mobil                                      364,700         17,625,951
Total                                                            29,394,996

Finance companies (4.3%)
Citigroup                                        488,100         21,534,972

Financial services (4.2%)
Capital One Financial                             45,600          3,369,840
Countrywide Financial                            196,696          7,747,855
Fannie Mae                                       160,800         10,194,720
Total                                                            21,312,415

Health care products (12.3%)
Amgen                                             58,900(b)       3,338,452
Biogen Idec                                       62,851(b)       3,844,596
Forest Laboratories                               60,500(b)       2,721,290
Genentech                                         78,500(b)       4,114,970
Gilead Sciences                                   48,700(b)       1,820,406
Johnson & Johnson                                137,600          7,751,008
Medco Health Solutions                           262,700(b)       8,117,430
Merck & Co                                       125,900          4,154,700
Momenta Pharmaceuticals                           40,950(b)         337,019
Novartis ADR                                     108,500(c)       5,063,695
Pfizer                                           588,800         18,017,280
Wyeth                                             65,800          2,460,920
Total                                                            61,741,766

Health care services (9.0%)
Aetna                                             51,000          5,096,430
AmerisourceBergen                                323,100         17,353,701
Cardinal Health                                  132,100          5,782,017
Caremark Rx                                       83,200(b)       2,668,224
Fisher Scientific Intl                            29,300(b)       1,709,069
HCA                                              106,900          4,078,235
Healthsouth                                      195,300(b)         996,030
McKesson                                         131,700          3,378,105
UnitedHealth Group                                50,800          3,745,992
Total                                                            44,807,803

Household products (7.8%)
Colgate-Palmolive                                275,800         12,460,644
Gillette                                          66,000          2,754,840
Procter & Gamble                                 448,000         24,245,760
Total                                                            39,461,244

See accompanying notes to investments in securities.

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1 -- AXP VP - CORE EQUITY FUND   --   PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Issuer                                            Shares           Value(a)

Insurance (4.9%)
ACE                                              165,500(c)      $6,629,930
Allstate                                          51,500          2,471,485
American Intl Group                              132,100          8,981,479
Chubb                                             73,400          5,158,552
Prudential Financial                              27,100          1,274,784
Total                                                            24,516,230

Investment companies (1.7%)
iShares Dow Jones U.S.
  Utilities Sector Index Fund                     20,800          1,286,688
Utilities Select Sector
  SPDR Fund                                      298,600          7,479,930
Total                                                             8,766,618

Leisure time & entertainment (3.8%)
Multimedia Games                                  93,100(b)       1,443,050
Viacom Cl B                                      532,300         17,863,988
Total                                                            19,307,038

Machinery (1.2%)
Caterpillar                                       57,900          4,658,055
Ingersoll-Rand Cl A                               21,500(c)       1,461,355
Total                                                             6,119,410

Media (5.0%)
Cendant                                          813,200         17,565,120
Walt Disney                                      337,800          7,617,390
Total                                                            25,182,510

Metals (0.3%)
Phelps Dodge                                      15,700          1,444,871

Multi-industry (4.3%)
General Electric                                 402,900         13,529,382
Tyco Intl                                        274,800(c)       8,425,368
Total                                                            21,954,750

Paper & packaging (0.4%)
Weyerhaeuser                                      29,200          1,941,216

Precious metals (0.3%)
Freeport McMoRan Copper
  & Gold Cl B                                     41,700          1,688,850

Retail -- general (1.9%)
Target                                            59,800          2,705,950
Wal-Mart Stores                                  132,200          7,033,040
Total                                                             9,738,990

Telecom equipment & services (0.6%)
Nokia ADR                                        222,400(c)       3,051,328

Utilities -- telephone (1.0%)
Verizon Communications                           129,100          5,083,958

Total common stocks
(Cost: $471,381,228)                                           $488,479,625

Bond (0.1%)
Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

U.S. government obligation & agency U.S. Treasury
   05-15-16               7.25%                 $250,000           $314,707

Total bond
(Cost: $240,313)                                                   $314,707

Short-term securities (2.8%)
Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

U.S. government agency (1.9%)
Federal Natl Mtge Assn Disc Nt
   10-18-04               1.67%              $10,000,000         $9,991,650

Commercial paper (0.9%)
Sigma Finance
   10-01-04               1.89                 4,400,000          4,399,769

Total short-term securities
(Cost: $14,392,114)                                             $14,391,419

Total investments in securities
(Cost: $486,013,655)(d)                                        $503,185,751

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report for IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B dated June 30, 2004. Effective Sept. 10, 2004 the assets of IDS Life Variable Annuity Fund A and IDS Life Fund B were merged and renamed AXP(R) VP - Core Equity Fund.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2004, the value of foreign securities represented 6.8% of net assets.

(d) At Sept. 30, 2004, the cost of securities for federal income tax purposes was $486,014,000 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $ 41,884,000
     Unrealized depreciation                                    (24,712,000)
                                                                -----------
     Net unrealized appreciation                               $ 17,172,000
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How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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2 --  AXP VP - CORE EQUITY FUND  --   PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

                                                             S-6347-80 A (11/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP VARIABLE PORTFOLIO - SELECT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          November 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          November 29, 2004